CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK
CAPITAL STOCK

22.  CAPITAL STOCK

(a)   Authorized capital stock

An unlimited number of Common Shares, without par value;

An unlimited number of non-voting Cumulative First Preferred Shares, without par value; the number of preferred shares in each series and the related characteristics, rights and privileges are determined by the Board of Directors prior to each issue:

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An unlimited number of Cumulative First Preferred Shares, Series A (“Preferred A Shares”), carrying a 12.5% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series B (“Preferred B Shares”), carrying a fixed cumulative preferential dividend generally equivalent to the Corporation’s credit facility interest rate, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series C (“Preferred C Shares”), carrying an 11.25% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series D (“Preferred D Shares”), carrying an 11.0% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series F (“Preferred F Shares”), carrying a 10.85% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

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An unlimited number of Cumulative First Preferred Shares, Series G (“Preferred G Shares”), carrying a 10.85% annual fixed cumulative preferential dividend, redeemable at the option of the holder and retractable at the option of the Corporation;

An unlimited number of non-voting Preferred Shares, Series E (“Preferred E Shares”), carrying a non‑cumulative dividend subsequent to the holders of Cumulative First Preferred Shares, redeemable at the option of the holder and retractable at the option of the Corporation.

(b)   Issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2016	95,983,176	$3,701.4
Reduction of paid-up capital	—	(50.0)
Redemption	(541,899)	(20.6)
Balance as of December 31, 2017	95,441,277	3,630.8
Redemption	(16,064,215)	(611.1)
Balance as of December 31, 2018	79,377,062	$3,019.7

On May 11 and June 22, 2018, Quebecor Media repurchased a total of 16,064,215 of its Common Shares held by CDP Capital d’Amérique Investissements inc. (“CDP Capital”), for a total aggregate purchase price of $1.54 billion, paid in cash.  All repurchased shares were cancelled. The excess of $928.9 million of the purchase price over the carrying value of Common Shares repurchased were recorded in increase of the deficit. Cash on hand and drawings under the Videotron secured revolving credit facility were used to finance the Corporation Common Shares repurchase.

On July 6, 2017, Quebecor Media repurchased and cancelled 541,899 of its Common Shares held by CDP Capital for an amount of $37.7 million. On the same day, Quebecor Media also paid off a security held by CDP Capital for an amount of $6.2 million. The $23.3 million excess of the shares repurchase value and the security payment over the carrying value of Common Shares repurchased was recorded as an increase of the deficit.

In 2017, the Corporation reduced its paid-up capital for a total cash consideration of $50.0 million